Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Commitments Disclosure

Contractual Purchase Commitments
(in US$ thousands)
2025	$44,596